Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2017
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Cash and Cash Equivalents
21.	CASH AND CASH EQUIVALENTS

Million US dollar	31 December 2017	31 December 2016

Short-term bank deposits	3 896	3 231
Treasury Bills	—	250
Cash and bank accounts	6 576	5 098

Cash and cash equivalents	10 472	8 579

Bank overdrafts	(117)	(184)

	10 355	8 395

The cash outstanding per 31 December 2017 includes restricted cash for an amount of 2m US dollar (31 December 2016: 2m US dollar). This restricted cash refers to outstanding consideration payable to former Anheuser-Busch shareholders who did not yet claim the proceeds from the 2008 combination.